                             SUNAMERICA SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 2, 2005


In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to the Massachusetts Financial Services Company's management of the MFS Mid-Cap Growth Portfolio is deleted in its entirety and replaced with the following:

                                             NAME AND TITLE OF PORTFOLIO
        PORTFOLIO             ADVISER/       MANAGER (AND/OR MANAGEMENT
                             SUBADVISER                 TEAM)                                  EXPERIENCE
-------------------------- ---------------- ------------------------------ ---------------------------------------------------
MFS Mid-Cap Growth         MFS              Investment team includes:
Portfolio                                   o    David E. Sette-Ducati     Mr. Sette-Ducati joined MFS in 1995 as an Equity Research
                                                 Senior Vice President     Analyst.  He became an Investment Officer in 1997, Vice
                                                 and Portfolio Manager     President in 1999, Portfolio Manager in February 2000 and
                                                                           Senior Vice President in March 2001.

                                            o    David M. Earnest          Mr. Earnest joined MFS in 2003 as an Equity Research
                                                 Vice President and        Analyst.  He has eight years of investment industry
                                                 Portfolio Manager         experience.  Prior to joining MFS, Mr. Earnest spent
                                                                           three years with Manning & Napier, one year as a
                                                                           Co-Portfolio Manager and two years as an Analyst. He
                                                                           also spent two years as a Research Associate for Midwest
                                                                           Research; and one year as a Product Analyst & Trader for
                                                                           Valmark Securities Inc.


Dated:  January 10, 2006

Versions B, D, G, II, Combined Version 1 and Combined Master